Employment Expenses	6 Months Ended
Dec. 31, 2025
Employment Expenses [Abstract]
Employment expenses

Note 11. Employment expenses

	Consolidated
	31 December 2025	31 December 2024
	$	$
Wages and salaries	129,689	208,390
Superannuation contribution – employees	15,451	23,965
Accrued leave expenses	14,046	16,300
Payroll tax expense	(1,668)	-
Long service leave expense	13,847	-
	171,365	248,655